U. S.  SECURITIES AND EXCHANGE
          COMMISSION
           Washington, D. C. 20549

           FORM 24F-2
           Annual Notice of Securities Sold
            Pursuant toRule 24f-2


          1.     Name and address of issuer:

          The Variable Annuity Life Insurance Company
          2929 Allen Parkway, L7-01
          Houston, Texas 77019

          2.  Name of each series or class of funds for
          which this notice is filed:    N/A

          3. Investment Company Act File  Number:
          811-3240
          Securities Act File  Number:    2-96223; 2-32783;
          33-75292

          4. Last day of fiscal year for which this notice is filed:
          December 31, 1995

          5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

          6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):
          N/A

          7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: 0

           8.   Number  and  amount of securities  registered
          during the fiscal year other than pursuant to rule
          24f-2:    0

          9.   Number  and aggregate sale price of securities
          sold during the fiscal year: Aggregate units sold
          999,195,993; Aggregate sale price  $1,393,799,022

          10.   Number and aggregate sale price of  securities
          sold  during the fiscal  year in  reliance upon
          registration pursuant to rule 24f-2: Aggregate units
          sold 999,195,993; Aggregate sale price
          $1,393,799,022


          11.   Number  and aggregate sale price of securities
          issued during the fiscal year in connection with
          dividend reinvestment plans, if  applicable (see
          Instruction B.7):    0

          12.  Calculation of  registration fee:

           (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item
          10):       $1,393,799,022

          (ii)  Aggregate price of  shares issued in connection
          with dividend reinvestment plans (from Item 11, if
          applicable):     +          0

          (iii)   Aggregate price of shares redeemed or
          repurchased during the fiscal  year (if applicable):

          -     468,973,557

          (iv)   Aggregate  price of shares  redeemed or
          repurchased and previously applied as a reduction to filing fees pursuant to rule 24f-2 (if applicable):

          +      0

          (v)  Net  aggregate  price of securities sold
           and issued during the fiscal year in reliance
          on rule 24f-2 [line (i), plus line (ii), less line
          (iii), plus line (iv)] (if  applicable):   924,825,465

          (vi)  Multiplier prescribed by Section 6(b)
          of the Securities Act of 1933 or other
          applicable  law or regulation (see Instruction C.6):

          x     1/2900

          (vii)   Fee due [line (i) or line (v) multiplied by
          line (vi):   318,905.33

          Instructions:   Issuers  should complete lines
          (ii),(iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

          13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR
          202.3a).

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

     February 20, 1996




     SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

     By (Signature  and Title)*
     Gregory R. Seward /s/
     Director of Fund Operations

     Date: February 21, 1996

     * Please print the name and title of the signing officer below the signature.